CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Hman Group holdings Inc and subsidiaries
Current assets:
Cash and cash equivalents	$ 16,255,000	$ 21,520,000	$ 19,973,000
Accounts receivable, net of allowances of $2,395 ($1,891 - 2019)	146,865,000	121,228,000	88,374,000
Inventories, net	482,645,000	391,679,000	323,496,000
Other current assets	22,125,000	19,280,000	8,828,000
Total current assets	667,890,000	553,707,000	440,671,000
Property and equipment, net of accumulated depreciation of $236,031 ($179,791 - 2019)	174,466,000	182,674,000	205,160,000
Goodwill	826,969,000	816,200,000	815,850,000
Other intangibles, net of accumulated amortization of $291,434 ($232,060 - 2019)	826,949,000	825,966,000	882,430,000
Operating lease right of use assets	85,312,000	76,820,000	81,613,000
Defered tax asset		2,075,000	702,000
Other assets	12,739,000	11,176,000	11,557,000
Total assets	2,597,053,000	2,468,618,000	2,437,983,000
Current liabilities:
Accounts payable	229,618,000	201,461,000	125,042,000
Current portion of long term debt and capital leases	11,442,000	11,481,000	11,358,000
Current portion of operating lease liabilities	11,838,000	12,168,000	11,459,000
Accrued expenses:
Salaries and wages	16,738,000	29,800,000	12,937,000
Pricing allowances	7,636,000	6,422,000	6,553,000
Income and other taxes	2,647,000	5,986,000	5,248,000
Interest	13,550,000	12,988,000	14,726,000
Other accrued expenses	33,935,000	31,605,000	21,545,000
Total current liabilities	327,404,000	311,911,000	208,868,000
Long-term debt	1,651,476,000	1,535,508,000	1,584,289,000
Deferred tax liabilities	151,970,000	156,118,000	164,343,000
Operating lease liabilities	78,204,000	68,934,000	73,227,000
Other non-current liabilities	24,154,000	31,560,000	33,287,000
Total liabilities	2,233,208,000	2,104,031,000	2,064,014,000
Commitments and contingencies (Note 5)
Stockholder's Equity:
Preferred stock, $0.01 par, 5,000 shares authorized, none issued or outstanding at June 26, 2020 and December 26, 2020	0	0
Common stock	5,000	5,000	5,000
Treasury stock at cost, 4,740 shares at December 26, 2020 and December 28, 2019	(4,320,000)	(4,320,000)	(4,320,000)
Additional paid-in capital	575,437,000	570,139,000	557,674,000
Accumulated deficit	(184,204,000)	(171,849,000)	(147,350,000)
Accumulated other comprehensive loss	(23,073,000)	(29,388,000)	(32,040,000)
Total stockholders' equity	363,845,000	364,587,000	373,969,000
Total liabilities and stockholders' equity	$ 2,597,053,000	$ 2,468,618,000	$ 2,437,983,000